Document and Entity Information	Feb. 14, 2025
Cover [Abstract]
Entity Registrant Name	Sandisk Corp
Amendment Flag	false
Entity Central Index Key	0002023554
Current Fiscal Year End Date	--06-28
Document Type	8-K
Document Period End Date	Feb. 14, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-42420
Entity Tax Identification Number	99-1508671
Entity Address, Address Line One	951 Sandisk Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(408)
Local Phone Number	801-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value Per Share
Trading Symbol	SNDKV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false